SIGNIFICANT TRANSACTIONS - Exit from Euroset Holding B.V. Joint Venture (Details) - 1 months ended Jul. 31, 2017 - PJSC VimpelCom - Euroset store in Thousands, $ in Millions, ₽ in Billions	USD ($) store	RUB (₽) store
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Megafon
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Consideration paid	$ 21	₽ 1.2
Number of retail stores rights acquired	4	4